FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Investments in the fair value hierarchy:
Mutual funds	$163,411,585	$—	$—	$163,411,585
Valmont Industries, Inc. common stock	38,295,874	—	—	38,295,874
Total investments in the fair value hierarchy	$201,707,459	$—	$—	$201,707,459

Investments at net asset value:
Stable value fund				21,740,195
Common collective trusts				528,035,568
Total investments at net asset value				549,775,763

Total investments, at fair value				$751,483,222

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Investments in the fair value hierarchy:
Mutual funds	$139,845,497	$—	$—	$139,845,497
Valmont Industries, Inc. common stock	32,154,865	—	—	32,154,865
Total investments in the fair value hierarchy	$172,000,362	$—	$—	$172,000,362

Investments at net asset value:
Stable value fund				22,376,223
Common collective trusts				457,433,164
Total investments at net asset value				479,809,387

Total investments, at fair value				$651,809,749